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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.    Name and address of issuer:

      PAINEWEBBER PACE SELECT ADVISORS TRUST
      51 West 52nd Street
      New York, NY  10019

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): [X]


3.    Investment Company Act File Number:

      811-08764

      Securities Act File Number:

      33-87254


4(a). Last day of fiscal year for which this notice is filed:

      7/31/99


4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



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5.    (i)    Aggregate sale price of                             $ 1,086,214,503
             securities sold during the                          ---------------
             fiscal year pursuant to
             section 24(f):


      (ii)   Aggregate price of securities   $   604,363,410
             redeemed or repurchased         ---------------
             during the fiscal year:


      (iii)  Aggregate price of securities   $             0
             redeemed or repurchased during --------------- any prior fiscal year ending no earlier than October 1,
             1995 that were not previously
             used to reduce registration
             fees payable to the
             Commission:


      (iv)   Total available redemption                          $   604,363,410
             credits [add Items 5(ii) and                        ---------------
             5(iii)]:


      (v)    Net sales - if item 5(i) is                         $   481,851,093
             greater than Item 5(iv)                             ---------------
             [subtract item 5(iv) from
             Item 5(i)]:


      (vi)   Redemption credits available    $(           0)
             for use in future years -- if   ---------------
             Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:


      (vii)  Multiplier for determining                         =$      0.000278
             registration fee (See                               ---------------
             Instruction C.9):


      (viii) Registration fee due [multiply                     =$    133,954.60
             Item 5(v) by Item 5(vii)] enter                     ---------------
             "0" if no fee is due):



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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: none. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: none.


7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                +$             0
                                                                 ---------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$    133,954.60
                                                                 ---------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      October 19, 1999

          Method of Delivery.

               [X]  Wire Transfer

               [ ]  Mail or other means


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)
                                        /s/ Ann E. Moran
                                        ------------------------------
                                        Name:  Ann E. Moran
                                        Title: Vice President and
                                               Assistant Treasurer

Date: October 22, 1999


  *Please print the name and title of the signing officer below the signature.